Consolidated Statements of Comprehensive Income, by Nature - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Comprehensive Income, by Nature
Revenue	$ 4,509,547	$ 4,137,511	$ 5,075,058
Other operating income	153,183	87,314	140,080
Revenues and other operating income	4,662,730	4,224,825	5,215,138
Raw materials and consumables used	(2,780,380)	(3,078,782)	(3,566,556)
Contribution Margin	1,882,350	1,146,043	1,648,582
Other work performed by the entity and capitalized	42,339	43,161	47,183
Employee benefits expense	(175,561)	(173,710)	(205,722)
Depreciation and amortization expense	(387,430)	(313,083)	(301,699)
Impairment (loss) reversal recognized in profit or loss	(35,458)	(36,242)	(8,363)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(38,658)	(19,529)	(12,827)
Other expenses, by nature	(276,243)	(251,341)	(253,056)
Operating Income	1,011,339	395,299	914,098
Other gains (losses)	5,801	(310)	264,136
Financial income	71,744	82,949	159,843
Financial costs	(330,272)	(246,450)	(294,160)
Share of profit of associates and joint ventures accounted for using the equity method	14,967	8,916	6,788
Foreign currency exchange differences	8,023	(23,027)	(1,020)
Gains or losses from indexed assets and liabilities	13,356	22,066	30,105
Profit (loss) before taxes	794,958	239,443	1,079,790
Income tax expense	(210,059)	(37,011)	(270,163)
Profit (loss)	584,899	202,432	809,627
Profit (loss) attributable to
Profit (loss) attributable to owners of the parent	537,629	153,763	754,195
Profit (loss) attributable to non-controlling interests	47,270	48,669	55,432
Profit (loss)	$ 584,899	$ 202,432	$ 809,627
Basic earnings per share
Basic earnings (losses) per share	$ 0.00777	$ 0.00222	$ 0.0109
Weighted average number of outstanding shares	69,166,557	69,166,557	69,166,557
Diluted earnings per share
Diluted earnings (losses) per share	$ 0.00777	$ 0.00222	$ 0.0109
Weighted average number of outstanding shares	69,166,557	69,166,557	69,166,557
Profit (loss)	$ 584,899	$ 202,432	$ 809,627
Components of other comprehensive income that will not be reclassified subsequently to profit or loss, before taxes
Profit (loss) from defined benefit plans	(357)	(3,233)	(32)
Other comprehensive loss that will not be reclassified subsequently to profit or loss	(357)	(3,233)	(32)
Components of other comprehensive income that will be reclassified subsequently to profit or loss, before taxes
Gains (losses) from foreign currency translation differences	76,187	(497,393)	(111,354)
Share of other comprehensive income from associates and joint ventures accounted for using the equity method			16
Gains (losses) on cash flow hedges	(12,689)	(119,893)	(322,163)
Adjustments from reclassification of cash flow hedges, transferred to profit or loss	232	763,185	97,605
Other comprehensive income (loss) that will be reclassified subsequently to profit or loss	63,730	145,899	(335,896)
Total components of other comprehensive income (loss) before taxes	63,373	142,666	(335,928)
Income tax related to components of other comprehensive income that will not be reclassified subsequently to profit or loss
Income tax related to defined benefit plans	96	873	9
Income tax related to components of other comprehensive income that will not be reclassified subsequently to profit or loss	96	873	9
Income tax related to components of other comprehensive income that will be reclassified subsequently to profit or loss
Income tax expense (benefit) related to cash flow hedge	4,989	(175,880)	60,631
Income tax expense (benefit) related to components of other comprehensive income that will be reclassified subsequently to profit or loss	4,989	(175,880)	60,631
Total other comprehensive (loss) income	68,458	(32,341)	(275,288)
TOTAL COMPREHENSIVE INCOME	653,357	170,091	534,339
Comprehensive income (loss) attributable to:
Owners of Enel Chile	605,445	129,743	493,412
Non-controlling interests	47,912	40,348	40,927
TOTAL COMPREHENSIVE INCOME	$ 653,357	$ 170,091	$ 534,339